DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
DEFERRED TAX ASSETS AND LIABILITIES.
Schedule of deferred tax assets and liabilities

	2018	2017
As at 31 December	US$’000	US$’000
Net deferred tax assets:
Derivatives	—	1,884
Development and production expenditure	474	—
Other	—	111
Total net deferred tax assets	474	1,995

Deferred tax liabilities:
Development and production expenditure	(28,217)	(25,971)
Derivatives	(6,453)	—
Offset by deferred tax assets with legally enforceable right of set-off:
Net operating loss carried forward	19,007	23,976
Total net deferred tax liabilities	(15,663)	(1,995)